S000071282 [Member] Expense Example - BlackRock World ex U.S. Carbon Transition Readiness ETF - BlackRock World ex U.S. Carbon Transition Readiness ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	104
Expense Example, with Redemption, 5 Years	193
Expense Example, with Redemption, 10 Years	$ 453